Assets pledged, collateral received and assets transferred - Disclosure of carrying amount of the assets pledged as security against liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	£ 256,835	£ 274,010
Cash collateral
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	79,653	76,401
Loans and advances at amortised cost
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	38,095	63,531
Trading portfolio assets
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	115,923	107,368
Financial assets at fair value through the income statement
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	5,726	5,728
Financial assets at fair value through other comprehensive income
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	£ 17,438	£ 20,982